Note Receivable	9 Months Ended
Sep. 30, 2024
Disclosure Note Receivable Abstract
Note Receivable

Note 7 – Note Receivable

On September 23, 2024, the Company entered into a loan agreement with Yerbae Brands Corp. (“Yerbae”) pursuant to which the Company loaned an aggregate of $500,000 to Yerbae. The loan is due 11 months from issuance. The loan has an original issue discount so the amount due is $540,000. The Company has been working on increasing its relationship with Yerbae, whom the Company believes can not only help enhance the  distribution network for our products but can lead to other synergistic opportunities.